Putnam Mortgage Securities Fund
The fund's portfolio
6/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (92.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (14.5%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 1.625%, 7/20/26	$3,478	$3,445
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	23,169	25,191
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	124,006	129,819
5.00%, with due dates from 5/20/49 to 3/20/50	390,723	404,361
4.70%, with due dates from 5/20/67 to 8/20/67	333,465	338,810
4.661%, 9/20/65	121,121	121,749
4.645%, 6/20/67	378,694	385,018
4.50%, 3/20/67	387,510	393,849
4.50%, TBA, 7/1/51	2,000,000	2,029,070
4.50%, with due dates from 2/20/34 to 1/20/50	7,003,189	7,236,559
4.33%, 5/20/67	194,131	197,359
4.00%, TBA, 7/1/51	10,000,000	9,951,711
4.00%, with due dates from 9/20/44 to 1/20/50	2,017,981	2,027,619
3.50%, with due dates from 8/20/49 to 3/20/50	1,274,332	1,242,982
3.00%, TBA, 7/1/52	44,000,000	41,457,953
3.00%, with due dates from 3/20/43 to 10/20/44	1,227,838	1,164,109
2.00%, TBA, 7/1/52	11,000,000	9,766,312

		76,875,917
U.S. Government Agency Mortgage Obligations (78.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	81,766	88,535
4.50%, with due dates from 1/1/37 to 6/1/37	68,312	70,415
Federal National Mortgage Association Pass-Through Certificates
6.00%, 8/1/22	1	1
5.00%, with due dates from 1/1/49 to 8/1/49	179,765	183,879
4.50%, with due dates from 3/1/39 to 5/1/49	331,005	339,582
4.00%, with due dates from 2/1/45 to 6/1/46	424,506	425,696
3.50%, with due dates from 5/1/56 to 6/1/56	5,267,898	5,104,092
3.50%, with due dates from 10/1/44 to 1/1/47	10,545,668	10,323,446
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	4,400,000	4,589,530
5.50%, TBA, 8/1/52	45,000,000	46,243,238
5.00%, TBA, 8/1/52	94,000,000	95,611,931
5.00%, TBA, 7/1/52	31,000,000	31,624,836
4.50%, TBA, 8/1/52	55,000,000	55,083,798
4.00%, TBA, 8/1/52	4,000,000	3,935,779
4.00%, TBA, 7/1/52	48,000,000	47,317,478
3.50%, TBA, 8/1/52	7,000,000	6,719,997
3.00%, TBA, 8/1/52	4,000,000	3,718,122
2.50%, TBA, 8/1/52	28,000,000	25,132,173
2.00%, TBA, 8/1/52	91,000,000	78,869,982

		415,382,510

Total U.S. government and agency mortgage obligations (cost $487,322,856)		$492,258,427

U.S. TREASURY OBLIGATIONS (0.9%)(a)
	Principal amount	Value
U.S. Treasury Bonds
1.875%, 2/15/51(i)	$1,733,000	$1,312,089
1.25%, 5/15/50(i)	1,424,000	908,298
U.S. Treasury Notes
1.50%, 8/15/26(i)	332,000	313,627
0.625%, 11/30/27(i)	2,527,000	2,220,096

Total U.S. treasury obligations (cost $4,754,110)		$4,754,110

MORTGAGE-BACKED SECURITIES (81.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (39.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 20.465%, 4/15/37	$169,834	$264,941
REMICs IFB Ser. 2976, Class LC, ((-3.667 x ICE LIBOR USD 1 Month) + 24.42%), 19.565%, 5/15/35	658,352	888,775
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 18.942%, 11/15/35	347,156	527,678
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 15.888%, 3/15/35	1,527,477	1,939,896
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 13.562%, 6/15/34	252,459	272,655
REMICs Ser. 5043, IO, 5.00%, 11/25/50	8,928,199	2,091,702
REMICs Ser. 5018, Class QI, IO, 5.00%, 10/25/50	6,756,200	1,327,431
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.826%, 2/15/45	3,552,231	582,314
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.726%, 4/15/44	10,541,498	1,263,489
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	8,907,441	1,840,938
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,792,625	343,029
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	819,637	94,083
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	771,166	54,411
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/50	8,524,562	1,316,553
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 9/25/49	11,392,556	1,661,498
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.376%, 2/25/50	5,022,900	666,149
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.376%, 12/25/49	6,937,422	1,071,871
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	9,842,973	1,878,236
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	8,455,938	1,926,739
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	5,553,507	1,131,916
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,285,578	356,139
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	3,225,106	535,432
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	3,027,423	617,058
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,614,370	60,339
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	1,672,411	121,273
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	935,110	53,435
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.526%, 10/25/43(WAC)	6,499	5,834
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	14,058,949	2,457,051
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	13,447,386	2,098,093
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	12,534,533	2,400,820
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	26,761,994	5,506,130
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,668,222	256,162
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	3,606,972	528,107
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	509,554	22,650
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.465%, 7/25/43(WAC)	11,801	11,683
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	20,870,589	3,771,230
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,971,177	521,813
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,496,991	437,692
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	5,262,413	401,680
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,025,560	492,523
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	3,398,886	350,629
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,202,662	152,204
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,196,684	98,565
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.451%, 11/15/28(WAC)	384,040	2,880
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	2,182,200	23,180
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	3,435,837	25,817
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,302	1,956
REMICs Ser. 3391, PO, zero %, 4/15/37	30,950	27,236
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	15,743	14,011
REMICs Ser. 3210, PO, zero %, 5/15/36	1,886	1,792
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	13,762	12,111
Strips Ser. 315, PO, zero %, 9/15/43	7,924,155	6,231,679
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 30.159%, 7/25/36	185,153	342,534
REMICs IFB Ser. 05-74, Class NK, ((-5 x ICE LIBOR USD 1 Month) + 27.50%), 19.382%, 5/25/35	480,938	579,827
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 18.614%, 3/25/36	240,219	288,470
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 18.247%, 6/25/37	284,478	449,475
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 23.28%), 17.33%, 2/25/38	767,128	820,231
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 15.09%, 12/25/35	455,226	614,555
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 9.653%, 5/25/40	504,570	576,989
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	5,656,786	1,093,966
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	3,994,749	684,580
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	4,850,508	874,595
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	9,270,274	1,327,988
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	6,004,040	655,082
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	5,543,844	869,275
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	3,337,000	477,757
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 4.976%, 10/25/41	354,431	43,837
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.626%, 7/25/48	4,874,355	594,281
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.626%, 6/25/48	14,151,019	1,609,036
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.626%, 3/25/48	5,610,579	718,715
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 1/25/48	7,001,772	948,455
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 11/25/46	14,525,149	1,657,638
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	12,331,651	2,094,378
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	4,368,931	748,146
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	5,620,926	1,048,127
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 6/25/50	6,343,425	777,323
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 11/25/46	16,440,254	2,027,509
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 11/25/46	21,839,125	2,572,638
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/46	10,550,112	1,165,930
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 9/25/49	9,432,329	1,190,025
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 8/25/49	5,675,639	711,158
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.426%, 3/25/46	9,511,174	1,316,917
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.376%, 11/25/49	2,887,064	498,452
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 4.326%, 1/25/50	16,894,492	2,692,712
REMICs Ser. 20-60, Class NI, IO, 4.00%, 9/25/50	7,870,123	1,553,849
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,292,488	188,766
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	742,703	32,530
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	2,281,759	127,992
REMICs FRB Ser. 03-W14, Class 2A, 3.737%, 1/25/43(WAC)	8,326	8,125
Trust FRB Ser. 03-W3, Class 1A4, 3.569%, 8/25/42(WAC)	17,644	17,379
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	25,926,039	4,317,204
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	12,193,836	1,344,381
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	34,940,800	6,344,128
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	4,494,094	664,632
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,116,086	34,649
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	2,322,485	341,930
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	2,770,305	178,030
REMICs Trust FRB Ser. 04-W7, Class A2, 3.472%, 3/25/34(WAC)	2,618	2,795
REMICs FRB Ser. 03-W11, Class A1, 3.447%, 6/25/33(WAC)	256	263
Trust FRB Ser. 04-W2, Class 4A, 3.028%, 2/25/44(WAC)	4,680	4,690
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	9,736,467	1,480,625
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	9,932,846	1,620,007
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,192,238	277,864
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	5,013,942	620,225
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,721,766	348,397
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,041,890	42,482
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,845,587	80,171
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	436,128	2,992
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	629,750	5,170
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	754,836	9,608
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,282,154	24,017
REMICs FRB Ser. 07-95, Class A3, (ICE LIBOR USD 1 Month + 0.25%), 1.256%, 8/27/36	25,120,382	21,954,694
REMICs FRB Ser. 01-50, Class B1, IO, 0.378%, 10/25/41(WAC)	1,942,336	9,712
REMICs Ser. 01-79, Class BI, IO, 0.259%, 3/25/45(WAC)	942,215	5,842
REMICs Trust Ser. 98-W2, Class X, IO, 0.255%, 6/25/28(WAC)	2,538,275	57,173
REMICs Trust Ser. 98-W5, Class X, IO, 0.049%, 7/25/28(WAC)	802,405	17,034
REMICs Ser. 03-34, PO, zero %, 4/25/43	42,147	38,354
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	104,837	89,091
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	4,079	3,671
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	667	593
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,013	892
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,004	1,741
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	11,756	10,478
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	3,794,034	679,672
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	3,451,668	612,071
IFB Ser. 13-182, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 5.105%, 12/20/43	3,273,499	425,031
IFB Ser. 11-156, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 5.005%, 4/20/38	4,756,219	696,803
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	67,013	9,826
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	4,306,904	856,170
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,932,438	553,967
Ser. 14-76, IO, 5.00%, 5/20/44	2,444,615	471,077
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	3,307,733	451,035
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,384,894	296,090
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	7,063,320	1,417,043
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,180,248	242,852
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,742,816	1,216,788
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,436,190	689,506
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 5/20/51	12,530,950	1,816,094
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 9/20/50	9,876,160	1,615,108
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.705%, 8/20/50	6,055,368	985,874
IFB Ser. 19-35, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.641%, 1/16/44	6,313,278	622,237
IFB Ser. 19-158, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.641%, 9/16/43	6,580,764	826,367
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 6/20/48	4,464,454	479,101
IFB Ser. 17-156, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 10/20/47	5,252,800	755,090
IFB Ser. 13-87, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.605%, 6/20/43	8,149,357	1,008,594
IFB Ser. 19-56, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 5/20/49	5,454,821	559,092
IFB Ser. 10-20, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.555%, 2/20/40	515,323	61,277
IFB Ser. 19-100, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 8/20/49	4,540,637	475,282
IFB Ser. 16-80, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.505%, 6/20/46	7,763,884	1,000,214
Ser. 18-1, IO, 4.50%, 1/20/48	4,838,361	818,574
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	4,133,244	722,726
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	5,379,657	974,527
Ser. 12-129, IO, 4.50%, 11/16/42	2,909,383	555,052
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,737,849	636,571
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	5,797,602	1,055,569
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,467,791	257,033
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	854,180	161,355
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	4,041,058	718,935
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 2/20/50	1,079,965	99,184
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 10/20/49	8,811,415	1,611,181
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 9/20/49	7,105,259	714,866
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 8/20/49	473,572	49,185
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.455%, 6/20/49	296,653	28,564
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.405%, 10/20/49	8,805,173	1,569,592
IFB Ser. 20-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.405%, 5/20/44	13,027,364	1,530,715
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 4.005%, 8/20/44	3,738,436	390,171
Ser. 15-94, IO, 4.00%, 7/20/45	10,158,515	1,992,085
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,813,973	751,353
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	728,039	123,557
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,053,761	203,451
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	5,076,389	807,856
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,254,918	193,034
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,416,268	586,437
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	6,573,775	1,152,974
Ser. 14-104, IO, 4.00%, 3/20/42	4,498,128	565,171
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	6,153,618	673,513
Ser. 16-H24, Class KI, IO, 3.524%, 11/20/66(WAC)	7,578,409	459,801
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	13,364,621	2,341,175
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	2,590,340	302,655
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	2,224,520	287,273
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,172,828	133,960
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	629,200	75,800
Ser. 12-136, IO, 3.50%, 11/20/42	6,276,981	929,635
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	4,803,688	322,664
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,007,516	54,220
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,949,673	146,810
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	1,304,076	17,117
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	535,962	10,130
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	106,971	78
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	9,079,740	1,619,988
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	2,249,582	141,724
Ser. 17-H14, Class LI, IO, 2.855%, 6/20/67(WAC)	7,103,321	430,816
Ser. 15-H14, Class AI, IO, 2.761%, 6/20/65(WAC)	24,473,436	1,112,203
Ser. 16-H13, Class IK, IO, 2.651%, 6/20/66(WAC)	13,667,888	1,157,952
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	31,146,014	4,255,234
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	20,790,142	2,666,612
Ser. 15-H13, Class AI, IO, 2.444%, 6/20/65(WAC)	14,669,801	624,585
Ser. 16-H04, Class HI, IO, 2.381%, 7/20/65(WAC)	11,547,762	416,874
Ser. 16-H27, Class GI, IO, 2.334%, 12/20/66(WAC)	18,567,048	1,213,060
Ser. 17-H04, Class BI, IO, 2.321%, 2/20/67(WAC)	11,514,401	656,666
Ser. 16-H17, Class DI, IO, 2.279%, 7/20/66(WAC)	16,040,398	594,249
Ser. 16-H07, Class PI, IO, 2.278%, 3/20/66(WAC)	21,586,215	1,591,073
Ser. 17-H25, Class CI, IO, 2.228%, 12/20/67(WAC)	15,503,294	1,056,060
Ser. 17-H20, Class AI, IO, 2.212%, 10/20/67(WAC)	21,810,389	1,526,727
Ser. 18-H01, Class XI, IO, 2.183%, 1/20/68(WAC)	12,922,958	968,402
Ser. 17-H14, Class JI, IO, 2.17%, 6/20/67(WAC)	5,799,575	495,296
Ser. 16-H24, IO, 2.137%, 9/20/66(WAC)	13,437,521	1,009,137
Ser. 17-H06, Class MI, IO, 2.097%, 2/20/67(WAC)	17,967,860	911,581
Ser. 15-H24, Class HI, IO, 2.08%, 9/20/65(WAC)	6,765,387	148,054
Ser. 18-H02, Class IM, IO, 2.072%, 2/20/68(WAC)	9,448,345	660,342
Ser. 16-H06, Class HI, IO, 2.063%, 2/20/66(WAC)	11,921,727	574,580
Ser. 17-H08, Class NI, IO, 1.955%, 3/20/67(WAC)	10,936,592	503,083
Ser. 15-H10, Class HI, IO, 1.951%, 4/20/65(WAC)	17,084,108	635,529
Ser. 18-H04, Class JI, IO, 1.936%, 3/20/68(WAC)	13,859,744	727,637
Ser. 15-H23, Class TI, IO, 1.923%, 9/20/65(WAC)	14,363,159	791,410
Ser. 17-H08, Class EI, IO, 1.912%, 2/20/67(WAC)	13,126,517	747,001
Ser. 17-H08, Class GI, IO, 1.904%, 2/20/67(WAC)	9,588,521	825,143
Ser. 17-H25, IO, 1.901%, 11/20/67(WAC)	10,037,976	614,826
Ser. 17-H03, Class KI, IO, 1.893%, 1/20/67(WAC)	17,600,724	1,455,580
Ser. 17-H23, Class BI, IO, 1.881%, 11/20/67(WAC)	8,848,228	514,967
FRB Ser. 15-H16, Class XI, IO, 1.867%, 7/20/65(WAC)	8,985,401	462,748
Ser. 15-H23, Class DI, IO, 1.865%, 9/20/65(WAC)	4,628,070	268,428
FRB Ser. 16-H19, Class AI, IO, 1.833%, 9/20/66(WAC)	25,483,183	1,236,062
Ser. 16-H23, Class NI, IO, 1.809%, 10/20/66(WAC)	24,743,140	999,623
Ser. 17-H09, IO, 1.772%, 4/20/67(WAC)	10,711,058	467,634
Ser. 16-H06, Class DI, IO, 1.768%, 7/20/65(WAC)	16,331,270	426,899
Ser. 14-H25, Class BI, IO, 1.684%, 12/20/64(WAC)	14,083,000	526,986
Ser. 16-H24, Class JI, IO, 1.679%, 11/20/66(WAC)	4,055,141	213,302
Ser. 17-H10, Class MI, IO, 1.623%, 4/20/67(WAC)	12,394,086	521,791
Ser. 15-H20, Class CI, IO, 1.529%, 8/20/65(WAC)	21,059,700	1,267,794
Ser. 16-H03, Class AI, IO, 1.462%, 1/20/66(WAC)	12,208,648	390,562
Ser. 16-H10, Class AI, IO, 1.411%, 4/20/66(WAC)	20,826,796	530,625
Ser. 15-H25, Class BI, IO, 1.379%, 10/20/65(WAC)	11,240,831	485,604
Ser. 15-H22, Class AI, IO, 1.355%, 9/20/65(WAC)	22,103,359	1,010,124
Ser. 16-H04, Class KI, IO, 1.32%, 2/20/66(WAC)	13,307,311	294,424
Ser. 16-H18, Class QI, IO, 1.293%, 6/20/66(WAC)	14,694,652	803,533
FRB Ser. 11-H07, Class FI, IO, 1.245%, 2/20/61(WAC)	15,487,198	404,216
Ser. 15-H04, Class AI, IO, 1.214%, 12/20/64(WAC)	14,878,342	405,644
Ser. 14-H21, Class AI, IO, 1.111%, 10/20/64(WAC)	16,137,493	611,724
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	320,267	1,217

		207,496,426
Commercial mortgage-backed securities (21.5%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	1,301,000	980,696
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	1,810,000	1,331,651
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	14,452	14,308
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.187%, 4/10/51(WAC)	1,292,000	1,014,567
Ser. 19-B11, Class D, 3.00%, 5/15/52	1,058,000	816,053
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,788,000	1,290,972
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	2,305,000	1,724,099
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,686,000	1,275,625
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	1,016,160
Citigroup Commercial Mortgage Trust FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	1,251,000	1,181,712
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 4.942%, 9/10/45(WAC)	1,523,000	1,517,001
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.082%, 4/10/47(WAC)	877,000	850,041
FRB Ser. 14-UBS3, Class C, 4.896%, 6/10/47(WAC)	956,000	923,202
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	1,158,060	1,099,829
FRB Ser. 15-CR26, Class D, 3.621%, 10/10/48(WAC)	1,696,375	1,459,630
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.425%, 8/10/46(WAC)	2,546,000	2,356,511
FRB Ser. 13-CR13, Class D, 5.041%, 11/10/46(WAC)	1,906,000	1,782,238
FRB Ser. 14-CR17, Class D, 5.007%, 5/10/47(WAC)	3,623,000	3,237,177
FRB Ser. 14-CR19, Class D, 4.854%, 8/10/47(WAC)	2,082,000	1,931,165
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	2,297,501
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	950,927
Ser. 17-COR2, Class D, 3.00%, 9/10/50	779,000	627,804
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.087%, 11/15/51(WAC)	1,300,000	1,071,303
Ser. 19-C17, Class D, 2.50%, 9/15/52	1,626,000	1,155,511
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.549%, 8/10/44(WAC)	3,237,911	3,089,938
FREMF Mortgage Trust 144A FRB Ser. 19-KF65, Class B, (ICE LIBOR USD 1 Month + 2.40%), 3.52%, 7/25/29	989,302	932,861
FS Rialto Issuer, LLC 144A FRB Ser. 22-FL5, Class D, (CME TERM SOFR 1 Month + 4.82%), 5.718%, 6/19/37	1,333,000	1,299,675
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.543%, 2/10/46(WAC)	2,209,000	2,102,807
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.226%, 1/10/47(WAC)	4,153,000	3,048,953
FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	1,431,000	1,386,430
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43(WAC)	1,263,000	938,832
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	4,747,000	3,291,082
Ser. 16-GS2, Class D, 2.753%, 5/10/49	1,149,000	932,034
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.702%, 9/15/47(WAC)	2,294,000	2,121,610
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	4,088,000	2,313,876
FRB Ser. 13-C12, Class E, 4.232%, 7/15/45(WAC)	1,235,000	1,040,578
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.531%, 9/15/50(WAC)	1,453,000	1,245,535
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	1,858,000	1,573,287
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,054,605	1,886,037
FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	2,891,000	2,235,126
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	709,132
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.708%, 2/15/46(WAC)	2,164,000	1,578,865
FRB Ser. 11-C3, Class E, 5.708%, 2/15/46(WAC)	1,629,000	563,805
FRB Ser. 11-C4, Class C, 5.604%, 7/15/46(WAC)	24,299	24,218
FRB Ser. 13-C16, Class D, 5.17%, 12/15/46(WAC)	1,295,000	1,258,159
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C9, Class C, 4.155%, 5/15/46(WAC)	946,000	914,886
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.921%, 10/15/46(WAC)	479,000	435,622
FRB Ser. 13-C12, Class E, 4.921%, 10/15/46(WAC)	2,040,618	1,487,501
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	814,686
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	3,439,000	3,113,072
FRB Ser. 13-C9, Class D, 4.243%, 5/15/46(WAC)	1,234,000	1,118,794
FRB Ser. 13-C10, Class F, 4.209%, 7/15/46(WAC)	2,316,000	521,100
Ser. 14-C19, Class D, 3.25%, 12/15/47	2,027,000	1,802,635
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	2,436,000	1,741,496
FRB Ser. 11-C3, Class E, 5.254%, 7/15/49(WAC)	8,047,130	7,098,603
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 4.874%, 10/15/49	6,245,000	5,799,627
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 6.659%, 5/10/45(WAC)	646,014	582,522
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	883,740
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.606%, 12/10/45(WAC)	1,801,000	1,697,207
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.663%, 1/10/45(WAC)	3,176,000	2,810,760
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 5.155%, 8/15/51(WAC)	823,000	774,769
FRB Ser. 16-NXS5, Class D, 5.149%, 1/15/59(WAC)	3,523,000	3,226,716
Ser. 19-C50, Class C, 4.345%, 5/15/52	935,000	814,588
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	788,000	705,910
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,673,000	2,270,366
Ser. 19-C54, Class D, 2.50%, 12/15/52	967,000	782,569
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,684,000	1,599,115
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.026%, 6/15/44(WAC)	1,659,568	1,225,157
FRB Ser. 12-C9, Class D, 4.981%, 11/15/45(WAC)	5,183,466	5,074,758
FRB Ser. 12-C9, Class E, 4.981%, 11/15/45(WAC)	1,461,000	1,403,165

		114,177,887
Residential mortgage-backed securities (non-agency) (21.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 1.814%, 5/25/47	5,520,519	3,122,744
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	666,398
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	5,159,925	4,973,355
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.593%, 10/25/35(WAC)	440,215	380,336
FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 2.124%, 1/25/36	264,192	352,960
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 6.374%, 10/25/27 (Bermuda)	498,000	497,998
FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 4.974%, 10/25/27 (Bermuda)	1,195,190	1,190,873
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 1.864%, 6/25/36	3,710,000	3,571,424
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 1.792%, 2/20/47	2,152,126	1,662,333
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (ICE LIBOR USD 1 Month + 0.18%), 1.804%, 6/25/47	4,386,510	4,110,830
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 4.474%, 1/25/30	765,000	695,354
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 10.974%, 4/25/28	329,945	335,317
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 10.424%, 3/25/28	2,714,842	2,661,618
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (ICE LIBOR USD 1 Month + 5.15%), 6.774%, 10/25/29	1,235,000	1,285,550
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 12/25/28	3,170,350	3,305,019
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 6.374%, 12/25/29	250,000	254,106
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.074%, 10/25/29	1,445,575	1,460,219
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 12.874%, 4/25/49	637,000	683,937
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 12.624%, 10/25/48	2,108,000	2,243,527
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 12.374%, 1/25/49	4,520,000	4,809,179
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 12.124%, 3/25/49	282,000	299,648
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 8/25/50	2,647,000	3,096,990
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 11.624%, 7/25/50	916,000	1,048,820
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (ICE LIBOR USD 1 Month + 8.15%), 9.774%, 7/25/49	393,000	391,379
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (ICE LIBOR USD 1 Month + 6.25%), 7.874%, 10/25/49	1,070,000	1,022,869
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 7.374%, 7/25/50	1,351,000	1,392,142
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 10/25/48	1,347,000	1,331,426
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (ICE LIBOR USD 1 Month + 4.80%), 5.806%, 9/25/47	371,000	306,075
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 5.324%, 12/25/30	2,018,000	1,972,894
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,011,663
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	816,868
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	435,674
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 14.374%, 10/25/28	467,287	514,690
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 13.374%, 10/25/28	2,825,759	3,154,728
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 11.874%, 1/25/29	781,585	797,364
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 10.874%, 4/25/29	505,716	526,427
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.324%, 4/25/28	360,108	375,954
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 7.124%, 9/25/29	2,538,000	2,658,749
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 6.924%, 10/25/28	540,835	562,311
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 6.124%, 12/25/30	2,530,000	2,555,571
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 5/25/30	2,739,000	2,756,522
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 2/25/30	3,913,000	3,924,007
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 1/25/29	244,243	254,499
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 5.774%, 2/25/30	3,742,000	3,785,774
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.10%), 5.724%, 3/25/31	1,273,000	1,253,086
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 5.624%, 5/25/30	3,800,000	3,833,925
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 5.374%, 3/25/31	1,687,000	1,632,785
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 5.374%, 10/25/30	1,154,000	1,128,035
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 5.224%, 1/25/30	7,485,000	7,352,437
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 7/25/29	1,941,587	1,994,106
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 10/25/29	3,037,535	3,093,692
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (ICE LIBOR USD 1 Month + 2.25%), 3.874%, 7/25/30	242,563	244,324
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (ICE LIBOR USD 1 Month + 6.75%), 8.374%, 2/25/40	2,355,000	2,052,875
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (ICE LIBOR USD 1 Month + 4.35%), 5.974%, 7/25/31	653,000	651,674
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 5.274%, 2/25/40	1,887,000	1,830,834
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 4.874%, 1/25/40	347,000	300,728
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 1/25/40	311,000	277,453
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.074%, 7/25/31	18,986	18,868
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.926%, 1/25/42	2,198,000	2,025,595
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 2.132%, 5/19/35	996,927	372,615
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 5.076%, 1/25/34 (Bermuda)	1,000,000	894,584
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (ICE LIBOR USD 1 Month + 0.32%), 1.944%, 11/25/36	1,489,993	1,348,211
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	511,000	489,129
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (ICE LIBOR USD 1 Month + 0.93%), 2.554%, 11/25/34	386,420	380,551
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (ICE LIBOR USD 1 Month + 2.85%), 4.474%, 7/25/28 (Bermuda)	2,980,000	2,910,800
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 5.974%, 7/25/29 (Bermuda)	695,000	685,588
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 5.124%, 7/25/29 (Bermuda)	574,000	556,871
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 3.00%), 4.624%, 1/25/30	430,000	388,171
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 1.744%, 8/25/36	340,127	317,263
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	831,543
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (ICE LIBOR USD 1 Month + 0.92%), 2.544%, 7/25/45	607,198	564,222
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (ICE LIBOR USD 1 Month + 0.23%), 1.854%, 4/25/37	782,244	757,887

		111,443,973

Total mortgage-backed securities (cost $487,316,963)		$433,118,286

ASSET-BACKED SECURITIES (3.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$3,503,000	$3,494,243
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-2, Class F, (ICE LIBOR USD 1 Month + 4.75%), 6.374%, 4/25/55	680,000	658,409
FRB Ser. 20-2, Class F, (ICE LIBOR USD 1 Month + 3.25%), 4.874%, 11/25/53	270,000	268,853
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 3.624%, 11/25/55	1,216,000	1,153,267
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 11/25/53	592,200	592,200
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 4/25/55	1,265,000	1,265,000
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.368%, 2/25/55	610,000	610,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.262%, 8/15/22	2,155,000	2,155,000
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 2.755%, 5/29/23	1,667,000	1,667,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 2.435%, 5/25/23	1,667,000	1,667,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.383%, 8/8/22	2,100,000	2,100,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.333%, 12/8/22	764,000	764,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.253%, 11/7/22	2,216,000	2,216,000

Total asset-backed securities (cost $18,629,112)		$18,610,972

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$51,153,500	$28,134

Total purchased swap options outstanding (cost $95,913)			$28,134

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Aug-22/$97.19	$28,161,719	$29,000,000	$200,100
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-22/90.00	67,318,320	75,000,000	645,000
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-22/93.19	46,476,530	50,000,000	345,000
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Aug-22/96.19	14,399,994	15,000,000	102,000
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Aug-22/98.56	49,197,240	50,000,000	490,000
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Call)	Aug-22/100.25	305,464,698	305,000,000	2,623,000
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Aug-22/100.64	81,371,856	80,000,000	1,047,280

Total purchased options outstanding (cost $5,301,485)				$5,452,380

SHORT-TERM INVESTMENTS (20.6%)(a)
		Principal amount/ shares	Value
Putnam Government Money Market Fund Class P 1.04%(AFF)	Shares	10,000	$10,000
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	24,327,533	24,327,533
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	1,494,000	1,494,000
U.S. Treasury Bills 1.160%, 7/14/22(SEGSF)(SEGCCS)		$15,500,000	15,494,038
U.S. Treasury Bills 1.132%, 8/4/22(SEGSF)		8,900,000	8,890,060
U.S. Treasury Bills 0.962%, 7/26/22(SEGSF)(SEGCCS)		15,200,000	15,189,207
U.S. Treasury Bills 1.158%, 7/28/22(SEGSF)(SEGCCS)		600,000	599,515
U.S. Treasury Bills 0.882%, 7/19/22(SEGSF)(SEGCCS)		7,700,000	7,696,063
U.S. Treasury Bills 1.223%, 7/21/22(SEGSF)(SEGCCS)		7,100,000	7,095,996
U.S. Treasury Bills 0.812%, 7/12/22(SEG)(SEGSF)(SEGCCS)		6,600,000	6,598,064
U.S. Treasury Bills 0.859%, 7/5/22(SEG)(SEGSF)(SEGCCS)		8,240,000	8,239,204
U.S. Treasury Bills 0.787%, 7/7/22(SEGSF)(SEGCCS)		14,000,000	13,998,250

Total short-term investments (cost $109,632,957)			$109,631,930
TOTAL INVESTMENTS

Total investments (cost $1,113,053,396)			$1,063,854,239

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,157	$242,988,079	$242,988,079	Sep-22	$1,434,606

Unrealized appreciation					1,434,606

Unrealized (depreciation)					—

Total					$1,434,606

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/22 (premiums $35,503,132) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985	$51,153,500	$990,332
3.195/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	34,601,700	2,656,719
(3.195)/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	34,601,700	5,139,044
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	14,564,900	331,934
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	14,564,900	1,762,062
Goldman Sachs International
(2.9425)/3 month USD-LIBOR-ICE/Feb-34	Feb-24/2.9425	36,043,400	1,368,568
2.9425/3 month USD-LIBOR-ICE/Feb-34	Feb-24/2.9425	36,043,400	1,755,314
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968	5,302,800	27,575
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	9,579,400	70,121
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	9,579,400	853,046
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968	5,302,800	942,467
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	35,660,900	1,270,598
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	35,660,900	1,740,252
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512	17,746,600	355
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	18,291,600	868,668
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	18,291,600	897,386
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	18,291,600	1,121,824
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	18,291,600	1,146,517
2.7875/3 month USD-LIBOR-ICE/Apr-59	Apr-29/2.7875	21,626,000	2,392,701
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512	17,746,600	2,433,059
(2.7875)/3 month USD-LIBOR-ICE/Apr-59	Apr-29/2.7875	21,626,000	2,823,274
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	794,600	11,800
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	1,589,200	519,096
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	16,895,300	361,897
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	16,895,300	1,922,852

Total			$33,407,461

WRITTEN OPTIONS OUTSTANDING at 6/30/22 (premiums $4,872,188) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Aug-22/$97.19	$28,161,719	$29,000,000	$255,200
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-22/90.00	67,318,320	75,000,000	570,000
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-22/93.19	46,476,530	50,000,000	330,000
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Aug-22/96.19	14,399,994	15,000,000	90,000
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Aug-22/98.56	49,197,240	50,000,000	545,000
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)	Aug-22/100.25	305,464,698	305,000,000	2,470,500
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Aug-22/100.64	81,371,856	80,000,000	180,000

Total				$4,440,700

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$176,037,200	$(2,024,428)	$3,013,757
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	1,610,373
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485	20,805,700	(1,255,624)	1,588,515
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	435,447
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	256,551
3.035/US SOFR/Nov-38 (Purchased)	Nov-28/3.035	73,288,200	(5,423,327)	101,871
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	(88,273)
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94	85,627,700	(916,216)	(107,035)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	(188,573)
(3.035)/US SOFR/Nov-38 (Purchased)	Nov-28/3.035	73,288,200	(5,423,327)	(259,440)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	20,251,300	(996,075)	(572,099)
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	176,037,200	(2,024,428)	(978,767)
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(1,024,359)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	57,860,800	(2,794,677)	(1,682,592)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	115,721,600	1,588,279	1,042,652
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	53,614,900	3,900,484	470,739
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	28,930,400	451,314	285,543
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69	171,255,500	959,031	166,118
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	21,231,500	1,658,180	157,538
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	105,533
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46	5,015,800	708,733	9,630
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	21,231,500	1,658,180	(31,210)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46	5,015,800	708,733	(57,732)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	53,614,900	3,900,484	(107,230)
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	(683,006)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415	64,497,800	1,362,516	(3,349,371)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	510,985
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	(452,676)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	3,271,489
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648	31,239,500	(763,806)	2,484,790
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	9,762,800	(736,603)	1,182,080
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	8,812,200	(651,442)	1,063,456
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	1,034,091
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194	7,953,300	(195,075)	1,006,808
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	23,191,700	(1,826,346)	850,440
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	17,079,100	(1,261,292)	820,309
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	5,918,800	(443,022)	693,151
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	345,131
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	337,359
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	230,680
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	41,392
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	(12,710)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(40,249)
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	(76,903)
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	(153,144)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(242,138)
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	(296,245)
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	(327,426)
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	5,918,800	(443,022)	(373,713)
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	17,079,100	(1,261,292)	(487,438)
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	8,812,200	(651,442)	(550,498)
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	9,762,800	(736,603)	(627,650)
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	23,191,700	(1,826,346)	(669,081)
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648	31,239,500	(763,806)	(755,996)
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	(1,351,080)
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	828,602
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	617,050
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	454,079
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	(1,161,636)
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	71,961,800	545,470	(2,079,696)
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(2,110,744)
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075	38,175,600	202,331	(2,255,414)
Deutsche Bank AG
(1.68)/US SOFR/Feb-57 (Purchased)	Feb-37/1.68	46,383,400	(6,839,232)	878,038
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724	21,348,900	(1,762,352)	589,016
2.235/US SOFR/Jul-32 (Purchased)	Jul-22/2.235	26,062,000	(147,250)	(139,432)
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724	21,348,900	(1,762,352)	(431,461)
1.68/US SOFR/Feb-57 (Purchased)	Feb-37/1.68	46,383,400	(6,839,232)	(1,449,481)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135	40,583,000	3,411,001	1,164,326
3.235/US SOFR/Jul-32 (Written)	Jul-22/3.235	26,062,000	185,692	142,559
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135	40,583,000	3,411,001	(1,005,241)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	538,790
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995	22,530,900	(491,850)	48,216
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(26,445)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(152,960)
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995	22,530,900	(491,850)	(308,448)
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	(308,866)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41	23,512,000	343,275	(1,355,702)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07	25,975,700	537,697	(1,919,344)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805	17,726,900	(1,051,205)	1,283,782
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	596,493
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	518,297
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905	10,924,600	(797,496)	492,153
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	441,896
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544	4,096,700	(688,246)	237,240
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	39,226
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(35,304)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	(82,650)
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	(219,571)
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544	4,096,700	(688,246)	(234,618)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	(276,297)
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905	10,924,600	(797,496)	(288,300)
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	(296,801)
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(401,746)
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805	17,726,900	(1,051,205)	(600,587)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	27,464,600	586,026	306,780
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	291,371
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	4,234,200	250,241	120,167
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	4,234,200	250,241	(247,785)
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(705,044)
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	27,464,600	586,026	(920,613)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	3,674
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(13,310)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(59,390)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	(207,383)
(3.40)/US SOFR/Sep-24 (Purchased)	Sep-22/3.40	290,000,000	(1,287,539)	(321,900)
(3.40)/US SOFR/Sep-24 (Written)	Sep-22/3.40	290,000,000	2,301,780	(562,600)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	386,916
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	104,746
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	(58,860)
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	(163,368)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	155,013
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	(165,727)
UBS AG
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	605,862
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	442,567
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	412,183
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	375,467
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	265,529
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87	7,937,900	(369,112)	93,826
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525	25,142,200	(514,158)	88,249
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87	7,937,900	(369,112)	(48,739)
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(94,142)
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(106,527)
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(147,229)
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(159,002)
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	(242,904)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	6,297,100	167,345	124,242
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375	37,713,300	512,901	(60,341)
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	6,297,100	167,345	(422,221)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	1,638,703
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	1,083,896
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	783,109
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	430,170
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	6,404,700	(472,667)	308,899
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225	6,404,700	(472,667)	(182,982)
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	(214,619)
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	(220,733)
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	(297,252)
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	(781,847)
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62	49,102,500	540,128	188,063
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62	49,102,500	540,128	(727,212)

Unrealized appreciation				40,195,623

Unrealized (depreciation)				(39,819,108)

Total				$376,515

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $221,111,719) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 8/1/52	$80,000,000	8/11/22	$81,371,856
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	31,000,000	7/14/22	31,624,836
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	61,000,000	8/11/22	61,092,940
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	48,000,000	7/14/22	47,317,478
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	1,000,000	8/11/22	929,531

Total			$222,336,641

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$30,378,000	$1,040,447		$1,468	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$987,556
		28,248,000	2,027,924		2,428	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	1,921,095
		44,700,000	5,583,030		(11,629)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(5,374,587)
		16,940,000	4,151,486		(30,163)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(4,084,658)
		77,601,000	2,655,506		(7,896)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	2,507,167
		8,211,000	586,019		523	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(548,237)
		75,507,000	9,433,090		(33,708)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	9,029,638
		10,717,000	2,630,702		(5,792)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	2,563,887
		2,051,000	466,315		(334)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	453,410
		4,905,000	343,252		(651)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(322,340)
		2,561,900	117,771	(E)	(57)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	117,714
		9,386,000	1,843,692		(320)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	1,784,618
		9,856,000	2,041,178		(336)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(1,984,981)
		18,503,000	3,726,134		(631)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	3,615,853
		10,668,100	545,567	(E)	(364)	2/13/57	1.68% — Annually	Secured Overnight Financing Rate — Annually	545,203
		24,475,300	3,913,845		(835)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(3,775,737)
		1,881,000	335,947		(64)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	326,893
		5,733,000	503,701		(76)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(475,187)
		13,299,000	646,198		(108)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	583,339
		11,772,000	298,067		(45)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(249,075)
		7,332,800	683,124		(97)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(645,715)
		20,619,900	2,172,100		(273)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	2,087,174
		21,379,100	2,262,978		(283)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	2,177,940
		11,271,000	1,006,500		(149)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	958,913
		14,228,000	140,999		(54)	4/7/24	2.45% — Annually	Secured Overnight Financing Rate — Annually	73,089
		12,816,000	181,603		(104)	4/7/27	2.469% — Annually	Secured Overnight Financing Rate — Annually	119,766
		11,968,000	469,744		(159)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	416,011
		2,606,000	289,110		(89)	4/7/52	2.1015% — Annually	Secured Overnight Financing Rate — Annually	278,553
		8,956,000	561,541		(305)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(525,263)
		2,050,000	51,496		(27)	4/14/32	Secured Overnight Financing Rate — Annually	2.4965% — Annually	(42,235)
		9,554,000	129,743		(77)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	87,839
		5,859,000	63,043		(22)	4/14/24	2.405% — Annually	Secured Overnight Financing Rate — Annually	37,777
		51,844,600	235,893		(489)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	(46,259)
		96,127,500	733,453		(362)	5/25/24	2.5945% — Annually	Secured Overnight Financing Rate — Annually	555,668
		10,207,000	301,515		(348)	5/25/52	Secured Overnight Financing Rate — Annually	2.501% — Annually	(283,971)
		25,683,000	79,104		(341)	6/7/32	Secured Overnight Financing Rate — Annually	2.7565% — Annually	(48,475)
		6,150,000	29,705		(210)	6/7/52	Secured Overnight Financing Rate — Annually	2.622% — Annually	(22,494)
		82,198,300	235,087		(1,090)	6/8/32	Secured Overnight Financing Rate — Annually	2.825% — Annually	339,646
		9,706,600	1,220,605		(1,218,311)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	1,996
		23,054,000	72,851		(87)	6/10/24	Secured Overnight Financing Rate — Annually	2.833% — Annually	(46,067)
		19,230,000	15,576		(156)	6/10/27	2.8025% — Annually	Secured Overnight Financing Rate — Annually	(37,803)
		124,460,000	808,990		(469)	6/15/24	Secured Overnight Financing Rate — Annually	3.3385% — Annually	949,451
		64,279,000	1,189,162		(520)	6/15/27	3.185% — Annually	Secured Overnight Financing Rate — Annually	(1,258,082)
		99,591,000	633,399	(E)	368,024	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(265,375)
		214,077,000	4,735,383	(E)	2,423,586	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(2,314,630)
		44,646,000	1,477,783	(E)	702,370	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(775,413)
		12,865,000	1,180,106	(E)	(770,911)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	409,196
		12,203,100	30,142	(E)	(173)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(30,314)
		32,128,000	114,376		(121)	7/1/24	3.1765% — Annually	Secured Overnight Financing Rate — Annually	(114,497)
		8,733,000	21,632		(298)	7/5/52	Secured Overnight Financing Rate — Annually	2.657% — Annually	21,334

	Total				$1,409,865				$9,679,331
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$42,375	$75,000	$14,693	11/18/54	500 bp — Monthly	$27,745
	CMBX NA BB.13 Index	BB-/P	75,581	756,000	177,282	12/16/72	500 bp — Monthly	(101,071)
	CMBX NA BB.13 Index	BB-/P	78,819	865,000	202,843	12/16/72	500 bp — Monthly	(123,303)
	CMBX NA BB.13 Index	BB-/P	82,147	901,000	211,285	12/16/72	500 bp — Monthly	(128,387)
	CMBX NA BB.13 Index	BB-/P	129,386	1,371,000	321,500	12/16/72	500 bp — Monthly	(190,971)
	CMBX NA BB.14 Index	BB/P	169,285	1,544,000	331,188	12/16/72	500 bp — Monthly	(160,617)
	CMBX NA BB.6 Index	CCC+/P	617,410	1,417,374	550,650	5/11/63	500 bp — Monthly	67,942
	CMBX NA BB.9 Index	B/P	36,851	181,000	52,979	9/17/58	500 bp — Monthly	(15,977)
	CMBX NA BB.9 Index	B/P	287,137	1,406,000	411,536	9/17/58	500 bp — Monthly	(123,228)
	CMBX NA BB.9 Index	B/P	1,102,022	1,964,000	574,863	9/17/58	500 bp — Monthly	528,796
	CMBX NA BBB-.10 Index	BB+/P	89,090	718,000	125,147	11/17/59	300 bp — Monthly	(35,698)
	CMBX NA BBB-.10 Index	BB+/P	96,874	888,000	154,778	11/17/59	300 bp — Monthly	(57,460)
	CMBX NA BBB-.11 Index	BBB-/P	59,693	953,000	153,528	11/18/54	300 bp — Monthly	(93,359)
	CMBX NA BBB-.12 Index	BBB-/P	83,270	1,413,000	254,340	8/17/61	300 bp — Monthly	(170,364)
	CMBX NA BBB-.13 Index	BBB-/P	17,539	200,000	39,880	12/16/72	300 bp — Monthly	(22,241)
	CMBX NA BBB-.13 Index	BBB-/P	90,654	493,000	98,304	12/16/72	300 bp — Monthly	(7,527)
	CMBX NA BBB-.14 Index	BBB-/P	10,885	220,000	45,892	12/16/72	300 bp — Monthly	(34,897)
	CMBX NA BBB-.14 Index	BBB-/P	13,829	369,000	76,973	12/16/72	300 bp — Monthly	(62,960)
	CMBX NA BBB-.15 Index	BBB-/P	45,229	433,000	94,654	11/18/64	300 bp — Monthly	(49,208)
	CMBX NA BBB-.15Index	BBB-/P	40,101	236,000	51,590	11/18/64	300 bp — Monthly	(11,371)
	CMBX NA BBB-.6 Index	B+/P	9,913	111,375	25,527	5/11/63	300 bp — Monthly	(15,559)
	CMBX NA BBB-.6 Index	B+/P	61,388	838,004	192,070	5/11/63	300 bp — Monthly	(130,263)
	CMBX NA BBB-.6 Index	B+/P	282,900	883,811	202,569	5/11/63	300 bp — Monthly	80,773
	CMBX NA BBB-.6 Index	B+/P	282,900	883,811	202,569	5/11/63	300 bp — Monthly	80,773
	CMBX NA BBB-.6 Index	B+/P	71,943	979,916	224,597	5/11/63	300 bp — Monthly	(152,163)
	CMBX NA BBB-.6 Index	B+/P	113,078	1,491,880	341,939	5/11/63	300 bp — Monthly	(228,114)
	CMBX NA BBB-.6 Index	B+/P	579,330	1,767,622	405,139	5/11/63	300 bp — Monthly	175,076
	CMBX NA BBB-.6 Index	B+/P	1,320,567	4,322,949	990,820	5/11/63	300 bp — Monthly	331,910
	CMBX NA BBB-.6 Index	B+/P	1,356,107	19,127,678	4,384,064	5/11/63	300 bp — Monthly	(3,018,386)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	36,784	275,000	86,763	1/17/47	500 bp — Monthly	(49,749)
	CMBX NA BBB-.6 Index	B+/P	1,486,956	14,213,726	3,257,786	5/11/63	300 bp — Monthly	(1,763,718)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	B+/P	935,424	7,880,646	1,806,244	5/11/63	300 bp — Monthly	(866,877)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(1,527)	90,000	5,760	12/16/72	200 bp — Monthly	(7,257)
	CMBX NA A.14 Index	A-/P	113,733	1,977,000	126,528	12/16/72	200 bp — Monthly	(12,465)
	CMBX NA A.7 Index	BBB+/P	(1,645)	1,128,000	59,784	1/17/47	200 bp — Monthly	(61,053)
	CMBX NA BB.14 Index	BB/P	244,888	1,573,000	337,409	12/16/72	500 bp — Monthly	(91,209)
	CMBX NA BB.7 Index	B/P	59,391	175,000	55,213	1/17/47	500 bp — Monthly	4,324
	CMBX NA BB.7 Index	B/P	77,674	231,000	72,881	1/17/47	500 bp — Monthly	4,986
	CMBX NA BB.7 Index	B/P	131,040	416,000	131,248	1/17/47	500 bp — Monthly	139
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	161	11/18/54	300 bp — Monthly	(97)
	CMBX NA BBB-.13 Index	BBB-/P	13,523	79,000	15,753	12/16/72	300 bp — Monthly	(2,190)
	CMBX NA BBB-.15 Index	BBB-/P	26,714	430,000	93,998	11/18/64	300 bp — Monthly	(67,069)
	CMBX NA BBB-.15 Index	BBB-/P	55,090	596,000	130,286	11/18/64	300 bp — Monthly	(74,898)
	CMBX NA BBB-.15 Index	BBB-/P	53,068	596,000	130,286	11/18/64	300 bp — Monthly	(76,920)
	CMBX NA BBB-.6 Index	B+/P	6,561	79,938	18,322	5/11/63	300 bp — Monthly	(11,721)
	CMBX NA BBB-.6 Index	B+/P	6,521	79,938	18,322	5/11/63	300 bp — Monthly	(11,760)
	CMBX NA BBB-.6 Index	B+/P	8,337	93,411	21,410	5/11/63	300 bp — Monthly	(13,026)
	CMBX NA BBB-.6 Index	B+/P	11,011	117,662	26,968	5/11/63	300 bp — Monthly	(15,898)
	CMBX NA BBB-.6 Index	B+/P	10,536	124,847	28,615	5/11/63	300 bp — Monthly	(18,017)
	CMBX NA BBB-.6 Index	B+/P	25,618	215,564	49,407	5/11/63	300 bp — Monthly	(23,682)
	CMBX NA BBB-.6 Index	B+/P	22,036	223,647	51,260	5/11/63	300 bp — Monthly	(29,112)
	CMBX NA BBB-.6 Index	B+/P	28,418	230,833	52,907	5/11/63	300 bp — Monthly	(24,373)
	CMBX NA BBB-.6 Index	B+/P	20,349	240,713	55,171	5/11/63	300 bp — Monthly	(34,702)
	CMBX NA BBB-.6 Index	B+/P	31,378	242,509	55,583	5/11/63	300 bp — Monthly	(24,083)
	CMBX NA BBB-.6 Index	B+/P	83,768	274,844	62,994	5/11/63	300 bp — Monthly	20,911
	CMBX NA BBB-.6 Index	B+/P	164,897	552,382	126,606	5/11/63	300 bp — Monthly	38,567
	CMBX NA BBB-.6 Index	B+/P	89,294	602,680	138,134	5/11/63	300 bp — Monthly	(48,539)
	CMBX NA BBB-.6 Index	B+/P	193,084	615,254	141,016	5/11/63	300 bp — Monthly	52,376
	CMBX NA BBB-.6 Index	B+/P	193,084	615,254	141,016	5/11/63	300 bp — Monthly	52,376
	CMBX NA BBB-.6 Index	B+/P	65,841	668,247	153,162	5/11/63	300 bp — Monthly	(86,987)
	CMBX NA BBB-.6 Index	B+/P	42,125	730,222	167,367	5/11/63	300 bp — Monthly	(124,876)
	CMBX NA BBB-.6 Index	B+/P	42,268	748,185	171,484	5/11/63	300 bp — Monthly	(128,841)
	CMBX NA BBB-.6 Index	B+/P	539,219	1,823,309	417,902	5/11/63	300 bp — Monthly	122,229
	CMBX NA BBB-.6 Index	B+/P	416,605	3,237,945	742,137	5/11/63	300 bp — Monthly	(323,912)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(2,765)	470,000	30,080	12/16/72	200 bp — Monthly	(32,688)
	CMBX NA BB.10 Index	B+/P	28,886	360,000	117,108	5/11/63	500 bp — Monthly	(87,922)
	CMBX NA BB.7 Index	B/P	16,440	48,000	15,144	1/17/47	500 bp — Monthly	1,336
	CMBX NA BB.7 Index	B/P	158,648	324,000	102,222	1/17/47	500 bp — Monthly	56,696
	CMBX NA BBB-.12 Index	BBB-/P	69,925	582,000	104,760	8/17/61	300 bp — Monthly	(34,544)
	CMBX NA BBB-.13 Index	BBB-/P	81,687	618,000	123,229	12/16/72	300 bp — Monthly	(41,233)
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	186,736	1,536,025	596,746	5/11/63	500 bp — Monthly	(408,729)
	CMBX NA BB.7 Index	B/P	20,331	168,000	53,004	1/17/47	500 bp — Monthly	(32,533)
	CMBX NA BBB-.6 Index	B+/P	288,138	930,516	213,274	5/11/63	300 bp — Monthly	75,329
	CMBX NA BBB-.6 Index	B+/P	4,188,299	13,961,337	3,199,938	5/11/63	300 bp — Monthly	995,347
	Morgan Stanley & Co. International PLC
	CMBX NA A.14 Index	A-/P	(784)	49,000	3,136	12/16/72	200 bp — Monthly	(3,904)
	CMBX NA A.14 Index	A-/P	(2,643)	210,000	13,440	12/16/72	200 bp — Monthly	(16,013)
	CMBX NA A.14 Index	A-/P	(3,557)	267,000	17,088	12/16/72	200 bp — Monthly	(20,556)
	CMBX NA A.14 Index	A-/P	(3,984)	358,000	22,912	12/16/72	200 bp — Monthly	(26,777)
	CMBX NA A.14 Index	A-/P	(2,423)	412,000	26,368	12/16/72	200 bp — Monthly	(28,654)
	CMBX NA A.14 Index	A-/P	(8,390)	667,000	42,688	12/16/72	200 bp — Monthly	(50,856)
	CMBX NA A.14 Index	A-/P	9,383	734,000	46,976	12/16/72	200 bp — Monthly	(37,348)
	CMBX NA A.14 Index	A-/P	(13,795)	930,000	59,520	12/16/72	200 bp — Monthly	(73,005)
	CMBX NA A.14 Index	A-/P	(14,491)	930,000	59,520	12/16/72	200 bp — Monthly	(73,701)
	CMBX NA A.14 Index	A-/P	(14,491)	930,000	59,520	12/16/72	200 bp — Monthly	(73,701)
	CMBX NA A.14 Index	A-/P	(19,650)	1,395,000	89,280	12/16/72	200 bp — Monthly	(108,465)
	CMBX NA A.15 Index	A-/P	4,034	197,000	13,179	11/18/64	200 bp — Monthly	(9,080)
	CMBX NA A.6 Index	BBB+/P	(2,510)	261,600	25,741	5/11/63	200 bp — Monthly	(28,159)
	CMBX NA BB.13 Index	BB-/P	575	6,000	1,407	12/16/72	500 bp — Monthly	(827)
	CMBX NA BB.13 Index	BB-/P	14,044	151,000	35,410	12/16/72	500 bp — Monthly	(21,239)
	CMBX NA BB.13 Index	BB-/P	14,439	153,000	35,879	12/16/72	500 bp — Monthly	(21,312)
	CMBX NA BB.13 Index	BB-/P	26,993	294,000	68,943	12/16/72	500 bp — Monthly	(41,705)
	CMBX NA BB.13 Index	BB-/P	55,818	301,000	70,585	12/16/72	500 bp — Monthly	(14,516)
	CMBX NA BB.13 Index	BB-/P	33,293	363,000	85,124	12/16/72	500 bp — Monthly	(51,528)
	CMBX NA BB.13 Index	BB-/P	61,324	673,000	157,819	12/16/72	500 bp — Monthly	(95,934)
	CMBX NA BB.13 Index	BB-/P	80,638	873,000	204,719	12/16/72	500 bp — Monthly	(123,353)
	CMBX NA BB.6 Index	CCC+/P	8,315	42,310	16,437	5/11/63	500 bp — Monthly	(8,088)
	CMBX NA BB.6 Index	CCC+/P	24,114	105,774	41,093	5/11/63	500 bp — Monthly	(16,891)
	CMBX NA BB.6 Index	CCC+/P	67,200	147,164	57,173	5/11/63	500 bp — Monthly	10,149
	CMBX NA BB.7 Index	B/P	146,668	437,000	137,874	1/17/47	500 bp — Monthly	9,159
	CMBX NA BBB-.12 Index	BBB-/P	34,298	582,000	104,760	8/17/61	300 bp — Monthly	(70,171)
	CMBX NA BBB-.13 Index	BBB-/P	223	3,000	598	12/16/72	300 bp — Monthly	(374)
	CMBX NA BBB-.13 Index	BBB-/P	1,016	5,000	997	12/16/72	300 bp — Monthly	21
	CMBX NA BBB-.15 Index	BBB-/P	23,408	415,000	90,719	11/18/64	300 bp — Monthly	(67,104)
	CMBX NA BBB-.15 Index	BBB-/P	58,932	642,000	140,341	11/18/64	300 bp — Monthly	(81,089)
	CMBX NA BBB-.6 Index	B+/P	11,527	123,949	28,409	5/11/63	300 bp — Monthly	(16,820)
	CMBX NA BBB-.6 Index	B+/P	15,551	174,247	39,937	5/11/63	300 bp — Monthly	(24,299)
	CMBX NA BBB-.6 Index	B+/P	51,990	623,338	142,869	5/11/63	300 bp — Monthly	(90,568)
	CMBX NA BBB-.6 Index	B+/P	338,271	1,147,876	263,093	5/11/63	300 bp — Monthly	75,752
	CMBX NA BBB-.6 Index	B+/P	386,451	1,231,407	282,239	5/11/63	300 bp — Monthly	104,828
	CMBX NA BBB-.6 Index	B+/P	715,963	2,443,952	560,154	5/11/63	300 bp — Monthly	157,032
	CMBX NA BBB-.6 Index	B+/P	7,011,142	95,053,673	21,786,302	5/11/63	300 bp — Monthly	(14,727,600)
	CMBX NA BBB-.7 Index	BB-/P	9,392	138,000	25,792	1/17/47	300 bp — Monthly	(16,332)
	CMBX NA BBB-.9 Index	BB+/P	47,282	487,000	83,472	9/17/58	300 bp — Monthly	(35,946)

Upfront premium received			26,772,976		Unrealized appreciation			3,074,571

Upfront premium (paid)			(92,655)		Unrealized (depreciation)			(25,639,718)

	Total		$26,680,321				Total	$(22,565,147)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(20,929)	$201,600	$19,837	5/11/63	(200 bp) — Monthly	$(1,162)
	CMBX NA A.6 Index	(2,545)	24,800	2,440	5/11/63	(200 bp) — Monthly	(113)
	CMBX NA A.6 Index	(1,459)	14,400	1,417	5/11/63	(200 bp) — Monthly	(47)
	CMBX NA A.6 Index	(821)	8,000	787	5/11/63	(200 bp) — Monthly	(37)
	CMBX NA A.6 Index	(821)	8,000	787	5/11/63	(200 bp) — Monthly	(37)
	CMBX NA A.6 Index	(483)	4,800	472	5/11/63	(200 bp) — Monthly	(12)
	CMBX NA BB.10 Index	(15,241)	139,000	45,217	11/17/59	(500 bp) — Monthly	29,860
	CMBX NA BB.10 Index	(11,793)	113,000	36,759	11/17/59	(500 bp) — Monthly	24,872
	CMBX NA BB.11 Index	(4,242)	45,000	8,816	11/18/54	(500 bp) — Monthly	4,536
	CMBX NA BB.11 Index	(3,887)	30,000	5,877	11/18/54	(500 bp) — Monthly	1,965
	CMBX NA BB.6 Index	(11,333)	72,662	28,229	5/11/63	(500 bp) — Monthly	16,836
	CMBX NA BB.7 Index	(105,844)	2,074,000	654,347	1/17/47	(500 bp) — Monthly	546,775
	CMBX NA BB.8 Index	(209,142)	586,552	217,787	10/17/57	(500 bp) — Monthly	8,156
	CMBX NA BBB-.10 Index	(486,410)	2,829,000	493,095	11/17/59	(300 bp) — Monthly	5,270
	CMBX NA BBB-.10 Index	(326,142)	1,405,000	244,892	11/17/59	(300 bp) — Monthly	(81,953)
	CMBX NA BBB-.10 Index	(297,626)	999,000	174,126	11/17/59	(300 bp) — Monthly	(124,000)
	CMBX NA BBB-.10 Index	(234,757)	984,000	171,511	11/17/59	(300 bp) — Monthly	(63,738)
	CMBX NA BBB-.10 Index	(143,198)	656,000	114,341	11/17/59	(300 bp) — Monthly	(29,186)
	CMBX NA BBB-.10 Index	(136,239)	626,000	109,112	11/17/59	(300 bp) — Monthly	(27,440)
	CMBX NA BBB-.10 Index	(62,719)	492,000	85,756	11/17/59	(300 bp) — Monthly	22,791
	CMBX NA BBB-.10 Index	(115,406)	469,000	81,747	11/17/59	(300 bp) — Monthly	(33,893)
	CMBX NA BBB-.10 Index	(12,748)	100,000	17,430	11/17/59	(300 bp) — Monthly	4,632
	CMBX NA BBB-.10 Index	(2,569)	21,000	3,660	11/17/59	(300 bp) — Monthly	1,081
	CMBX NA BBB-.11 Index	(159,306)	497,000	80,067	11/18/54	(300 bp) — Monthly	(79,488)
	CMBX NA BBB-.11 Index	(48,685)	149,000	24,004	11/18/54	(300 bp) — Monthly	(24,755)
	CMBX NA BBB-.11 Index	(21,489)	146,000	23,521	11/18/54	(300 bp) — Monthly	1,959
	CMBX NA BBB-.12 Index	(540,439)	1,618,000	291,240	8/17/61	(300 bp) — Monthly	(250,008)
	CMBX NA BBB-.12 Index	(529,327)	1,502,000	270,360	8/17/61	(300 bp) — Monthly	(259,718)
	CMBX NA BBB-.12 Index	(206,461)	915,000	164,700	8/17/61	(300 bp) — Monthly	(42,219)
	CMBX NA BBB-.12 Index	(53,286)	888,000	159,840	8/17/61	(300 bp) — Monthly	106,110
	CMBX NA BBB-.12 Index	(74,871)	213,000	38,340	8/17/61	(300 bp) — Monthly	(36,638)
	CMBX NA BBB-.8 Index	(338,892)	2,144,000	370,269	10/17/57	(300 bp) — Monthly	30,304
	CMBX NA BBB-.8 Index	(340,232)	2,144,000	370,269	10/17/57	(300 bp) — Monthly	28,964
	CMBX NA BBB-.8 Index	(199,245)	1,436,000	247,997	10/17/57	(300 bp) — Monthly	48,034
	CMBX NA BBB-.8 Index	(220,781)	1,413,000	244,025	10/17/57	(300 bp) — Monthly	22,537
	CMBX NA BBB-.8 Index	(145,639)	1,094,000	188,934	10/17/57	(300 bp) — Monthly	42,748
	CMBX NA BBB-.8 Index	(149,147)	953,000	164,583	10/17/57	(300 bp) — Monthly	14,959
	CMBX NA BBB-.8 Index	(99,623)	718,000	123,999	10/17/57	(300 bp) — Monthly	24,017
	CMBX NA BBB-.9 Index	(251,259)	1,062,000	182,027	9/17/58	(300 bp) — Monthly	(69,764)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	113,530	11/17/59	(500 bp) — Monthly	66,674
	CMBX NA BB.10 Index	(41,383)	348,000	113,204	11/17/59	(500 bp) — Monthly	71,531
	CMBX NA BB.10 Index	(22,747)	183,000	59,530	11/17/59	(500 bp) — Monthly	36,631
	Goldman Sachs International
	CMBX NA BB.8 Index	(270,854)	769,185	285,598	10/17/57	(500 bp) — Monthly	14,103
	CMBX NA BB.8 Index	(85,102)	223,218	82,881	10/17/57	(500 bp) — Monthly	(2,407)
	CMBX NA BB.8 Index	(62,992)	169,105	62,789	10/17/57	(500 bp) — Monthly	(344)
	CMBX NA BB.9 Index	(301,266)	1,891,000	553,496	9/17/58	(500 bp) — Monthly	250,654
	CMBX NA BB.9 Index	(208,068)	1,317,000	385,486	9/17/58	(500 bp) — Monthly	176,320
	CMBX NA BB.9 Index	(54,798)	342,000	100,103	9/17/58	(500 bp) — Monthly	45,021
	CMBX NA BB.9 Index	(22,287)	140,000	40,978	9/17/58	(500 bp) — Monthly	18,574
	CMBX NA BBB-.10 Index	(60,367)	276,000	48,107	11/17/59	(300 bp) — Monthly	(12,399)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	198,672	77,184	5/11/63	(500 bp) — Monthly	(34,178)
	CMBX NA BB.8 Index	(311,253)	606,845	225,321	10/17/57	(500 bp) — Monthly	(86,437)
	CMBX NA BBB-.10 Index	(594,783)	4,717,000	822,173	11/17/59	(300 bp) — Monthly	225,031
	CMBX NA BBB-.8 Index	(107,393)	774,000	133,670	10/17/57	(300 bp) — Monthly	25,890
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,118)	336,000	109,301	11/17/59	(500 bp) — Monthly	89,903
	CMBX NA BBB-.10 Index	(163,586)	755,000	131,597	11/17/59	(300 bp) — Monthly	(32,367)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(196,526)	647,000	210,469	11/17/59	(500 bp) — Monthly	13,404
	CMBX NA BB.10 Index	(16,780)	160,000	52,048	11/17/59	(500 bp) — Monthly	35,134
	CMBX NA BB.8 Index	(504,626)	1,325,782	492,263	10/17/57	(500 bp) — Monthly	(13,468)
	CMBX NA BB.8 Index	(397,971)	1,109,328	411,893	10/17/57	(500 bp) — Monthly	12,998
	CMBX NA BB.8 Index	(234,901)	643,565	238,956	10/17/57	(500 bp) — Monthly	3,518
	CMBX NA BB.8 Index	(160,466)	422,279	156,792	10/17/57	(500 bp) — Monthly	(4,026)
	CMBX NA BB.8 Index	(117,451)	321,782	119,478	10/17/57	(500 bp) — Monthly	1,759
	CMBX NA BB.8 Index	(12,320)	32,855	12,199	10/17/57	(500 bp) — Monthly	(149)
	CMBX NA BB.9 Index	(3,804)	28,000	8,196	9/17/58	(500 bp) — Monthly	4,369
	CMBX NA BBB-.10 Index	(196,183)	1,590,000	277,137	11/17/59	(300 bp) — Monthly	80,159
	CMBX NA BBB-.10 Index	(109,578)	864,000	150,595	11/17/59	(300 bp) — Monthly	40,586
	CMBX NA BBB-.10 Index	(86,435)	824,000	143,623	11/17/59	(300 bp) — Monthly	56,776
	CMBX NA BBB-.10 Index	(168,160)	711,000	123,927	11/17/59	(300 bp) — Monthly	(44,588)
	CMBX NA BBB-.10 Index	(151,882)	623,000	108,589	11/17/59	(300 bp) — Monthly	(43,605)
	CMBX NA BBB-.10 Index	(103,001)	611,000	106,497	11/17/59	(300 bp) — Monthly	3,191
	CMBX NA BBB-.10 Index	(79,899)	348,000	60,656	11/17/59	(300 bp) — Monthly	(19,417)
	CMBX NA BBB-.10 Index	(70,508)	323,000	56,299	11/17/59	(300 bp) — Monthly	(14,370)
	CMBX NA BBB-.10 Index	(26,327)	304,000	52,987	11/17/59	(300 bp) — Monthly	26,508
	CMBX NA BBB-.10 Index	(49,002)	226,000	39,392	11/17/59	(300 bp) — Monthly	(9,723)
	CMBX NA BBB-.10 Index	(43,032)	199,000	34,686	11/17/59	(300 bp) — Monthly	(8,446)
	CMBX NA BBB-.10 Index	(23,716)	187,000	32,594	11/17/59	(300 bp) — Monthly	8,784
	CMBX NA BBB-.11 Index	(25,498)	162,000	26,098	11/18/54	(300 bp) — Monthly	519
	CMBX NA BBB-.12 Index	(68,165)	300,000	54,000	8/17/61	(300 bp) — Monthly	(14,315)
	CMBX NA BBB-.12 Index	(54,047)	259,000	46,620	8/17/61	(300 bp) — Monthly	(7,556)
	CMBX NA BBB-.12 Index	(50,930)	246,000	44,280	8/17/61	(300 bp) — Monthly	(6,773)
	CMBX NA BBB-.12 Index	(72,026)	233,000	41,940	8/17/61	(300 bp) — Monthly	(30,203)
	CMBX NA BBB-.14 Index	(93,215)	589,000	122,865	12/16/72	(300 bp) — Monthly	29,356
	CMBX NA BBB-.8 Index	(162,334)	1,186,000	204,822	10/17/57	(300 bp) — Monthly	41,895
	CMBX NA BBB-.8 Index	(120,571)	889,000	153,530	10/17/57	(300 bp) — Monthly	32,515
	CMBX NA BBB-.8 Index	(121,126)	889,000	153,530	10/17/57	(300 bp) — Monthly	31,960
	CMBX NA BBB-.8 Index	(112,284)	885,000	152,840	10/17/57	(300 bp) — Monthly	40,113
	CMBX NA BBB-.8 Index	(112,561)	885,000	152,840	10/17/57	(300 bp) — Monthly	39,836
	CMBX NA BBB-.8 Index	(115,360)	824,000	142,305	10/17/57	(300 bp) — Monthly	26,533
	CMBX NA BBB-.8 Index	(128,906)	822,000	141,959	10/17/57	(300 bp) — Monthly	12,649
	CMBX NA BBB-.8 Index	(93,274)	602,000	103,965	10/17/57	(300 bp) — Monthly	10,390
	CMBX NA BBB-.8 Index	(43,788)	310,000	53,537	10/17/57	(300 bp) — Monthly	9,595
	CMBX NA BBB-.8 Index	(30,000)	192,000	33,158	10/17/57	(300 bp) — Monthly	3,062

Upfront premium received		—			Unrealized appreciation		2,572,347

Upfront premium (paid)		(12,225,448)			Unrealized (depreciation)		(1,508,979)

	Total	$(12,225,448)				Total	$1,063,368
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $531,731,819.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$9	$10,000
	Putnam Short Term Investment Fund**	50,544,303	226,095,374	252,312,144	46,617	24,327,533

	Total Short-term investments	$50,554,303	$226,095,374	$252,312,144	$46,626	$24,337,533
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,606,621.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $68,101,575.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,283,644.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $482,162,674 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $70,778,044 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $68,101,575 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$18,610,972	$—
Mortgage-backed securities	—	433,118,286	—
Purchased options outstanding	—	5,452,380	—
Purchased swap options outstanding	—	28,134	—
U.S. government and agency mortgage obligations	—	492,258,427	—
U.S. treasury obligations	—	4,754,110	—
Short-term investments	1,504,000	108,127,930	—

Totals by level	$1,504,000	$1,062,350,239	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,434,606	$—	$—
Written options outstanding	—	(4,440,700)	—
Written swap options outstanding	—	(33,407,461)	—
Forward premium swap option contracts	—	376,515	—
TBA sale commitments	—	(222,336,641)	—
Interest rate swap contracts	—	8,269,466	—
Credit default contracts	—	(35,956,652)	—

Totals by level	$1,434,606	$(287,495,473)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 9/30/21	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of June 30, 2022
Asset-backed securities	$7,917,554	$—	$—	$(13,311)	$—	$(2,255,000)	$—	$(5,649,243)	$—

Totals	$7,917,554	$—	$—	$(13,311)	$—	$(2,255,000)	$—	$(5,649,243)	$—
† Transfers during the reporting period are accounted for using the end of period market value and transfers out include valuations where a secondary pricing source was obtained for certain securities.
# Includes $(13,311) related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$605,100,000
Purchased swap option contracts (contract amount)	$2,482,000,000
Written TBA commitment option contracts (contract amount)	$605,100,000
Written swap option contracts (contract amount)	$2,101,600,000
Futures contracts (number of contracts)	3,000
Centrally cleared interest rate swap contracts (notional)	$1,679,500,000
OTC credit default contracts (notional)	$348,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com